INCOME TAX (Schedule of Deferred Taxes Balance Sheet Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent Classification [Abstract]
Deferred income taxes included in long-term investments and other assets	$ 2,886	$ 3,781
Deferred income taxes included in long-term liabilities	(150)	(216)
Deferred income taxes, non-current	$ 2,736	$ 3,565